Document And Entity Information	Dec. 09, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2021
Entity Registrant Name	Markforged Holding Corp
Entity Central Index Key	0001816613
Entity Emerging Growth Company	true
Entity File Number	001-39453
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1545859
Entity Address, Address Line One	480 Pleasant Street
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	866
Local Phone Number	496-1805
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	MKFG
Security Exchange Name	NYSE
Redeemable Warrants, each whole warrant exercisable for one share of Common Stock, $0.0001 par value [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock, $0.0001 par value
Trading Symbol	MKFG.WS
Security Exchange Name	NYSE